Investments in equity accounted associates - MX Capital Ltd and Castcrown Ltd (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2022	Feb. 04, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Goodwill			$ 48,900		$ 48,900		$ 1,501
Loss net of tax since the date of acquisition			$ 40,866	$ (15,144)	73,109	$ (24,292)	$ (117,444)	$ (751)	$ (35,526)
MX Capital Limited
Disclosure of associates [line items]
Goodwill		$ 13,831
Loss net of tax since the date of acquisition		6,428			2,574
Share of losses reflected in condensed consolidated statement of profit or loss		$ 3,137			$ 1,276
Indemnification asset recognized for the tax risks	$ 119
Castcrown Ltd
Disclosure of associates [line items]
Goodwill	2,773
Indemnification asset recognized for the tax risks	105
Capitalized legal expenses	$ 148